Insurance Receivable and Impairment (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Insurance Receivable on Fleet

Insurance receivable recorded on the Company’s owned fleet related to this insolvent customer are as follows:

Estimated unrecovered containers, net of insurance deductible	$409
Recovery costs	1,383
Insurance receivable related to this insolvent customer as of December 31, 2019	$1,792